Employee Benefits - Outstanding Stock Options (Detail)	12 Months Ended
	Dec. 31, 2013 Euro [Member]	Dec. 31, 2013 Euro [Member] Price Range One [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Two [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Three [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Four [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Five [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Six [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Seven [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Eight [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Nine [Member] EUR (€)	Dec. 31, 2013 Euro [Member] Price Range Ten [Member] EUR (€)	Dec. 31, 2013 USD [Member]	Dec. 31, 2013 USD [Member] Price Range One [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Two [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Three [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Four [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Five [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Six [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Seven [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Eight [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Nine [Member] USD ($)	Dec. 31, 2013 USD [Member] Price Range Ten [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum		€ 0	€ 10	€ 15	€ 20	€ 25	€ 40	€ 50	€ 60	€ 70	€ 80		$ 0	$ 10	$ 15	$ 20	$ 25	$ 40	$ 50	$ 60	$ 70	$ 80
Range of exercise prices, maximum		€ 10	€ 15	€ 20	€ 25	€ 40	€ 50	€ 60	€ 70	€ 80	€ 90		$ 10	$ 15	$ 20	$ 25	$ 40	$ 50	$ 60	$ 70	$ 80	$ 90
Exercise Price Range, Number of Outstanding Options	782,302		380,681	185,086	141,192	24,843	25,256	6,156	19,088			406,635	20,560	133,117	4,311	80,019	93,456	1,468	9,540	1,383	43,993	18,788
Weighted average remaining contractual life (years)	3 years 6 months		2 years 4 months	3 years 1 month	4 years 1 month	7 years 9 months	8 years 10 months	9 years 2 months	9 years 9 months			4 years 3 months	1 year 12 months	11 months	4 years 10 months	3 years 11 months	5 years 9 months	7 years 8 months	8 years 9 months	9 years 1 month	9 years 2 months	9 years 9 months